Share-based payments - Virtual shares program II (New VSOP) - Reconciliation of outstanding awards (Details) € in Thousands		3 Months Ended	12 Months Ended
	Nov. 25, 2019	Mar. 31, 2020 USD ($)	Dec. 31, 2020 Option	Dec. 31, 2020 shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 Option	Dec. 31, 2019 shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable			0	0	0
Virtual shares program II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	745,236	267,822
Options exercisable						0	0	0
Options granted to Dan Menichella
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period			7,305,838		745,236	6,640,449			7,972,425
Granted during the period			658,735		267,822	665,389		745,236	0
Forfeited during the period			13,308		(106,462)	0			1,331,976
Outstanding at the end of the period			7,951,265		906,595	7,305,838		745,236	6,640,449
Thereof vested				420,595,000			175,397,000
Thereof expensed				0			0		0